UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGRX Global Real Estate Fund –
.
PAGEX Global Real Estate Fund–
.
Advisor  Class
TIRGX Global Real Estate Fund–
.
I Class

T. ROWE PRICE Global Real Estate Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Real Estate Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Global Real Estate Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Real Estate Fund
Portfolio Summary

INDUSTRY DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Apartment Residential 18.8% 19.8%
Industrial 18.4 19.6
Self Storage 9.9 10.4
Regional Mall 8.7 8.8
Diversified 6.9 7.4
Healthcare 7.5 7.1
Data Centers 6.6 6.4
Lodging/Leisure 9.3 5.3
Office 5.5 4.1
Shopping Center 3.6 3.7
Infrastructure 2.1 2.3
Triple Net 0.0 2.2
Other and Reserves 2.7 2.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Real Estate Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Prologis 8.4%
Equinix 6.4
Public Storage 3.9
Simon Property Group 3.4
Welltower 3.3
AvalonBay Communities 3.2
Equity Residential 3.1
Mitsui Fudosan 3.0
Equity LifeStyle Properties 2.9
Regency Centers 2.5
Sun Hung Kai Properties 2.5
Goodman Group 2.3
CubeSmart 2.2
Gaming & Leisure Properties 2.2
Ventas 2.2
American Homes 4 Rent 2.0
CapitaLand Integrated Commercial Trust 1.9
Rexford Industrial Realty 1.8
Sun Communities 1.7
Alexandria Real Estate Equities 1.6
Wharf Real Estate Investment 1.6
Gecina 1.5
Terreno Realty 1.5
Essex Property Trust 1.5
Canadian Apartment Properties REIT 1.5
Total 68.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Real Estate Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global Real Estate Fund

GLOBAL REAL ESTATE FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,033.10 $4.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.08   4.76
Advisor Class
Actual   1,000.00   1,031.70   5.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.09   5.76
I Class
Actual   1,000.00   1,034.00   3.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.12   3.71
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.95%,
the
2
Advisor Class was 1.15%, and the
3
I Class was 0.74%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 15 .79 $ 22 .71 $ 19 .08 $ 20 .50 $ 17 .87 $ 20 .48
Investment activities
Net investment
income
(1)(2)
0 .21 0 .25 0 .26 0 .29 0 .35 0 .47
Net realized and
unrealized gain/loss 0 .31 ( 6 .20 ) 5 .14 ( 1 .15 ) 3 .76 ( 1 .95 )
Total from
investment activities 0 .52 ( 5 .95 ) 5 .40 ( 0 .86 ) 4 .11 ( 1 .48 )
Distributions
Net investment
income ( 0 .22 ) ( 0 .16 ) ( 0 .39 ) ( 0 .40 ) ( 0 .48 ) ( 0 .55 )
Net realized gain — ( 0 .68 ) ( 1 .38 ) ( 0 .16 ) ( 1 .00 ) ( 0 .58 )
Tax return of capital — ( 0 .13 ) — — — —
Total distributions ( 0 .22 ) ( 0 .97 ) ( 1 .77 ) ( 0 .56 ) ( 1 .48 ) ( 1 .13 )
NET ASSET VALUE
End of period $ 16 .09 $ 15 .79 $ 22 .71 $ 19 .08 $ 20 .50 $ 17 .87

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .31% ( 26 .29 ) % 28 .80% ( 3 .92 ) % 23 .30% ( 7 .43 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .48%
(4)
1 .38% 1 .22% 1 .20% 1 .10% 1 .12%
Net expenses after
waivers/payments
by Price Associates 0 .95%
(4)
0 .95% 0 .95% 0 .95% 0 .95% 0 .97%
Net investment
income 2 .59%
(4)
1 .31% 1 .19% 1 .60% 1 .73% 2 .35%
Portfolio turnover rate 15 .9% 50 .7% 43 .8% 39 .6% 27 .9% 16 .4%
Net assets, end of
period (in thousands) $49,496 $52,103 $107,562 $86,646 $113,400 $100,585
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 15 .63 $ 22 .50 $ 18 .92 $ 20 .34 $ 17 .74 $ 20 .34
Investment activities
Net investment
income
(1)(2)
0 .19 0 .22 0 .22 0 .27 0 .32 0 .44
Net realized and
unrealized gain/loss 0 .30 ( 6 .14 ) 5 .09 ( 1 .16 ) 3 .72 ( 1 .95 )
Total from
investment activities 0 .49 ( 5 .92 ) 5 .31 ( 0 .89 ) 4 .04 ( 1 .51 )
Distributions
Net investment
income ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) ( 0 .37 ) ( 0 .44 ) ( 0 .51 )
Net realized gain — ( 0 .68 ) ( 1 .38 ) ( 0 .16 ) ( 1 .00 ) ( 0 .58 )
Tax return of capital — ( 0 .12 ) — — — —
Total distributions ( 0 .20 ) ( 0 .95 ) ( 1 .73 ) ( 0 .53 ) ( 1 .44 ) ( 1 .09 )
NET ASSET VALUE
End of period $ 15 .92 $ 15 .63 $ 22 .50 $ 18 .92 $ 20 .34 $ 17 .74

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .17% ( 26 .42 ) % 28 .54% ( 4 .13 ) % 23 .06% ( 7 .63 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .48%
(4)
1 .49% 1 .43% 1 .45% 1 .34% 1 .33%
Net expenses after
waivers/payments
by Price Associates 1 .15%
(4)
1 .15% 1 .15% 1 .15% 1 .15% 1 .15%
Net investment
income 2 .39%
(4)
1 .19% 1 .04% 1 .50% 1 .56% 2 .21%
Portfolio turnover rate 15 .9% 50 .7% 43 .8% 39 .6% 27 .9% 16 .4%
Net assets, end of
period (in thousands) $3,935 $4,133 $6,509 $6,355 $12,164 $13,420
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 15 .85 $ 22 .81 $ 19 .14 $ 20 .52 $ 17 .87 $ 20 .47
Investment activities
Net investment
income
(1)(2)
0 .23 0 .34 0 .31 0 .32 0 .40 0 .48
Net realized and
unrealized gain/loss 0 .30 ( 6 .26 ) 5 .16 ( 1 .14 ) 3 .76 ( 1 .91 )
Total from
investment activities 0 .53 ( 5 .92 ) 5 .47 ( 0 .82 ) 4 .16 ( 1 .43 )
Distributions
Net investment
income ( 0 .23 ) ( 0 .20 ) ( 0 .42 ) ( 0 .40 ) ( 0 .51 ) ( 0 .59 )
Net realized gain — ( 0 .68 ) ( 1 .38 ) ( 0 .16 ) ( 1 .00 ) ( 0 .58 )
Tax return of capital — ( 0 .16 ) — — — —
Total distributions ( 0 .23 ) ( 1 .04 ) ( 1 .80 ) ( 0 .56 ) ( 1 .51 ) ( 1 .17 )
NET ASSET VALUE
End of period $ 16 .15 $ 15 .85 $ 22 .81 $ 19 .14 $ 20 .52 $ 17 .87

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .40% ( 26 .10 ) % 29 .09% ( 3 .72 ) % 23 .59% ( 7 .20 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .14%
(4)
1 .07% 0 .98% 0 .97% 0 .90% 0 .89%
Net expenses after
waivers/payments
by Price Associates 0 .74%
(4)
0 .74% 0 .74% 0 .74% 0 .74% 0 .74%
Net investment
income 2 .81%
(4)
1 .84% 1 .42% 1 .80% 1 .96% 2 .44%
Portfolio turnover rate 15 .9% 50 .7% 43 .8% 39 .6% 27 .9% 16 .4%
Net assets, end of
period (in thousands) $25,147 $26,125 $11,965 $10,006 $12,632 $15,570
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Real Estate Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.7%
Common Stocks 3.7%
Goodman Group  136,616 1,836
Scentre Group  613,912 1,086
Total Australia (Cost
$2,263
)
2,922
BELGIUM 2.5%
Common Stocks 2.5%
Shurgard Self Storage  23,170 1,058
Warehouses De Pauw  33,153 911
Total Belgium (Cost
$1,820
)
1,969
CANADA 3.5%
Common Stocks 3.5%
Canadian Apartment Properties REIT  (1) 30,044 1,154
Granite Real Estate Investment Trust  16,415 971
StorageVault Canada  142,936 631
Total Canada (Cost
$2,550
)
2,756
CHINA 0.6%
Common Stocks 0.6%
H World Group (HKD)  (2) 135,370 525
Total China (Cost
$524
)
525
FINLAND 0.3%
Common Stocks 0.3%
Kojamo  22,416 211
Total Finland (Cost
$221
)
211
FRANCE 1.5%
Common Stocks 1.5%
Gecina  11,171 1,192
Total France (Cost
$1,164
)
1,192

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 5.2%
Common Stocks 5.2%
Hongkong Land Holdings (USD)  84,100 329
Kerry Properties  257,000 535
Sun Hung Kai Properties  156,000 1,971
Wharf Real Estate Investment  246,000 1,234
Total Hong Kong (Cost
$3,953
)
4,069
INDIA 0.4%
Common Stocks 0.4%
Nexus Select Trust  (2) 276,368 360
Total India (Cost
$345
)
360
JAPAN 9.9%
Common Stocks 9.9%
Hoshino Resorts REIT  143 614
Industrial & Infrastructure Fund Investment  626 659
Invincible Investment  2,301 915
Katitas  50,500 874
Kyoritsu Maintenance  7,800 297
Mitsui Fudosan  119,500 2,382
Mitsui Fudosan Logistics Park  311 1,080
Tokyo Tatemono  39,800 512
Tokyu REIT  317 423
Total Japan (Cost
$7,642
)
7,756
SINGAPORE 1.9%
Common Stocks 1.9%
CapitaLand Integrated Commercial Trust  1,070,200 1,517
Total Singapore (Cost
$1,536
)
1,517
SPAIN 1.2%
Common Stocks 1.2%
Cellnex Telecom  22,842 923
Total Spain (Cost
$892
)
923

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.1%
Common Stocks 5.1%
Big Yellow Group  49,012 669
Derwent London  20,323 529
Great Portland Estates  114,754 607
InterContinental Hotels Group  4,495 310
Persimmon  39,439 514
Segro  87,319 796
UNITE Group  50,448 559
Total United Kingdom (Cost
$4,092
)
3,984
UNITED STATES 61.3%
Common Stocks 61.3%
Acadia Realty Trust, REIT  67,747 975
Alexandria Real Estate Equities, REIT  11,078 1,257
American Homes 4 Rent, Class A, REIT  44,301 1,570
Apple Hospitality REIT, REIT  29,221 441
AvalonBay Communities, REIT  13,505 2,556
Camden Property Trust, REIT  7,697 838
CubeSmart, REIT  38,912 1,738
Douglas Emmett, REIT  (1) 22,968 289
Equinix, REIT  6,379 5,001
Equity LifeStyle Properties, REIT  34,625 2,316
Equity Residential, REIT  37,169 2,452
Essex Property Trust, REIT  4,942 1,158
Gaming & Leisure Properties, REIT  35,341 1,713
Hilton Worldwide Holdings  2,233 325
Host Hotels & Resorts, REIT  23,329 393
Kilroy Realty, REIT  9,175 276
Life Storage, REIT  7,458 992
Marriott International, Class A  1,903 349
Prologis, REIT  53,750 6,591
Public Storage, REIT  10,604 3,095
Regency Centers, REIT  (1) 32,003 1,977
Rexford Industrial Realty, REIT  26,421 1,380
SBA Communications, REIT  3,928 910
Simon Property Group, REIT  23,299 2,691
Sun Communities, REIT  10,357 1,351
Terreno Realty, REIT  19,517 1,173
Ventas, REIT  36,156 1,709
Welltower, REIT  32,502 2,629
Total United States (Cost
$37,059
)
48,145

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 1,864,789 1,865
Total Short-Term Investments (Cost $1,865) 1,865
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 1,821,384 1,821
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,821
Total Securities Lending Collateral (Cost $1,821) 1,821
Total Investments in Securities
101.8% of Net Assets
(Cost $67,747) $ 80,015
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
HKD Hong Kong Dollar
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/15/23 JPY 54,000 USD 392 $ (15)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (15)

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 48++
Totals $ —# $ — $ 48+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 1,423  ¤   ¤ $ 3,686
Total $ 3,686^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $48 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,686.

T. ROWE PRICE Global Real Estate Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $67,747) $ 80,015
Dividends receivable 266
Receivable for investment securities sold 95
Foreign currency (cost $70) 70
Receivable for shares sold 16
Due from affiliates 8
Other assets 138
Total assets 80,608
Liabilities
Obligation to return securities lending collateral 1,821
Payable for investment securities purchased 76
Investment management fees payable 44
Payable for shares redeemed 27
Unrealized loss on forward currency exchange contracts 15
Other liabilities 47
Total liabilities 2,030
NET ASSETS $ 78,578

T. ROWE PRICE Global Real Estate Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 8,176
Paid-in capital applicable to 4,880,602 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 70,402
NET ASSETS $ 78,578
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $49,496; Shares outstanding: 3,076,184) $ 16.09
Advisor Class
(Net assets: $3,935; Shares outstanding: 247,098) $ 15.92
I Class
(Net assets: $25,147; Shares outstanding: 1,557,320) $ 16.15

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $48) $ 1,467
Securities lending 1
Total income 1,468
Expenses
Investment management 284
Shareholder servicing
Investor Class $ 97
Advisor Class 3
I Class 6 106
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 5
I Class 1 6
Custody and accounting 98
Registration 40
Legal and audit 17
Proxy and annual meeting 3
Miscellaneous 8
Waived / paid by Price Associates (198)
Total expenses 370
Net investment income 1,098

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (891)
Foreign currency transactions 2
Net realized loss (889)
Change in net unrealized gain / loss
Securities 2,501
Forward currency exchange contracts (15)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 2,485
Net realized and unrealized gain / loss 1,596
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,694

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,098 $ 1,462
Net realized gain (loss) (889) 1,193
Change in net unrealized gain / loss 2,485 (34,945)
Increase (decrease) in net assets from operations 2,694 (32,290)
Distributions to shareholders
Net earnings
Investor Class (678) (2,879)
Advisor Class (51) (212)
I Class (381) (1,313)
Tax return of capital – –
Investor Class – (267)
Advisor Class – (30)
I Class – (419)
Decrease in net assets from distributions (1,110) (5,120)
Capital share transactions
*
Shares sold
Investor Class 1,796 12,404
Advisor Class 432 902
I Class 2,431 30,578
Distributions reinvested
Investor Class 665 3,094
Advisor Class 51 242
I Class 354 1,622
Shares redeemed
Investor Class (6,093) (45,033)
Advisor Class (757) (1,744)
I Class (4,246) (8,330)
Decrease in net assets from capital share
transactions (5,367) (6,265)

T. ROWE PRICE Global Real Estate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Decrease during period (3,783) (43,675)
Beginning of period 82,361 126,036
End of period $ 78,578 $ 82,361
*Share information (000s)
Shares sold
Investor Class 109 638
Advisor Class 27 50
I Class 147 1,479
Distributions reinvested
Investor Class 42 189
Advisor Class 3 15
I Class 22 97
Shares redeemed
Investor Class (374) (2,264)
Advisor Class (47) (90)
I Class (260) (453)
Decrease in shares outstanding (331) (339)

T. ROWE PRICE Global Real Estate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has three classes of shares: the Global Real Estate Fund (Investor Class), the Global Real
Estate Fund–Advisor Class (Advisor Class), and the Global Real Estate Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent

T. ROWE PRICE Global Real Estate Fund

such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Global Real Estate Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Global Real Estate Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Real Estate Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,145 $ 28,184 $ — $ 76,329
Short-Term Investments 1,865 — — 1,865
Securities Lending Collateral 1,821 — — 1,821
Total $ 51,831 $ 28,184 $ — $ 80,015
Liabilities
Forward Currency Exchange
Contracts $ — $ 15 $ — $ 15

T. ROWE PRICE Global Real Estate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Foreign exchange derivatives Forwards $ 15
Total $ 15

T. ROWE PRICE Global Real Estate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty,
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (15)
Total $ (15)

T. ROWE PRICE Global Real Estate Fund

subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.

T. ROWE PRICE Global Real Estate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $1,778,000;
the value of cash collateral and related investments was $1,821,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $12,848,000 and $18,303,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Global Real Estate Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $68,946,000. Net unrealized gain aggregated $11,057,000 at period-end, of which $14,691,000 related to appreciated investments and $3,634,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Global Real Estate Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Real Estate Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,014,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $80,000 for T. Rowe Price Services, Inc.; and $1,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.95% 1.15% 0.05%
Expense limitation date 04/30/25 04/30/25 04/30/25
(Waived)/repaid during the period ($000s) $(137) $(7) $(54)

T. ROWE PRICE Global Real Estate Fund

independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Real Estate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 2,609,603 21,282
Mark J. Parrell 2,617,879 35,256
Kellye L. Walker 2,597,689 35,344
Eric L. Veiel 2,631,944 21,191

T. ROWE PRICE Global Real Estate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price Hong Kong Limited (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Global Real Estate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Global Real Estate Fund

average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of certain share classes of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Global Real Estate Fund

the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Expense Universe, and Advisor Class
Expense Group); and the fund’s total expenses ranked in the third quintile (Investor Class
Expense Group), fourth quintile (Expense Universe), and first quintile (Advisor Class
Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F173-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023